6. Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Investments
($000s)	January 1, 2017	Dispositions	Gain on disposition	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2017
Available-for-sale investments	2,765	(1,426)	718	—	(680)	2,154	(98)	3,433
Investment in associate	1,896	—	—	(106)	—	1,638	—	3,428
	4,661	(1,426)	718	(106)	(680)	3,792	(98)	6,861

($000s)	January 1, 2016	Dispositions	Gain on disposition	Gain of associates	Impairment	Additions	Other comprehensive income	December 31, 2016
Available-for-sale investments	2,731	(700)	278	—	—	—	456	2,765
Investment in associate	1,308	—	—	588	—	—	—	1,896
	4,039	(700)	278	588	—	—	456	4,661